Organization and Business Description - Schedule of LakeShore Group Legal Entity (Details)	12 Months Ended
Mar. 31, 2025
LakeShore Biopharma Co., Ltd. (“LakeShore Biopharma”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Holding Company	[1]
Date of Incorporation	Nov. 16, 2020	[1]
Place of Incorporation	Cayman Islands	[1]
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Holding Company
Date of Incorporation	Dec. 28, 2020
Place of Incorporation	Hong Kong
LakeShore Biopharma (Singapore) Pte. Ltd. (“Singapore LakeShore”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics	[2]
Date of Incorporation	Nov. 28, 2009	[2]
Place of Incorporation	Singapore	[2]
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	[3]
Date of Incorporation	May 26, 1994	[3]
Place of Incorporation	PRC	[3]
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics
Date of Incorporation	Feb. 04, 2021
Place of Incorporation	PRC
Hudson Biomedical Group Co., Ltd. [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Purpose of effecting a merger
Date of Incorporation	Aug. 15, 2022
Place of Incorporation	Cayman Islands
LakeShore Biopharma (Philippines) Inc. (“Philippines LakeShore”) [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Researching, developing, producing, wholesaling and commercializing pharmaceutical products
Date of Incorporation	May 09, 2023
Place of Incorporation	Philippines
LakeShore Tech Hong Kong Limited [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Holding Company
Date of Incorporation	Apr. 05, 2024
Place of Incorporation	Hong Kong
LakeShore Bio Hong Kong Limited [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Holding Company
Date of Incorporation	Apr. 05, 2024
Place of Incorporation	Hong Kong
Hu’an Yuanhang Biotechnology (Beijing) Co., Ltd [Member]
Schedule of LakeShore Group Legal Entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics
Date of Incorporation	Apr. 19, 2024
Place of Incorporation	PRC

[1]	LakeShore Biopharma, formerly known as YS Biopharma Co., Ltd, with the name effective on May 23, 2024.
[2]	Singapore LakeShore was incorporated November 28, 2009, and acquired by LakeShore Group in fiscal 2011.
[3]	Liaoning Yisheng was incorporated May 26, 1994, and acquired by Lakeshore Group in fiscal 2005.